INCOME TAXES - Rate reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal tax benefit at statutory rate					$ (381,901)
State income taxes, net of federal impact					(39,336)
Changes in the valuation allowance					297
Changes in the state rates used to measure deferred taxes, net of federal benefit					153,239
Tax benefit relating to uncertain tax positions					(120)
Non-deductible share-based compensation related to the carried unit plan	$ 6,002		$ 16,373		5,029
Non-deductible Cablevision Acquisition transaction costs					4,457
Other non-deductible expenses					1,551
Research credit					(400)
Other, net					(2,482)
Income tax benefit	$ (134,688)	$ (118,230)	$ (429,664)	$ (101,332)	$ (259,666)